23. Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

(a)            Authorized capital

As of December 31, 2019 and 2018 the Company’s capital is R$ 15,000,000.

(b)            Subscribed and paid-in capital

As of December 31, 2019 and 2018, subscribed and paid-in capital was represented by 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2019		December 31, 2018
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50.26	343,524,285	50.26
Companhia Brasileira de Liquidação e Custódia (**)	235,643,765	34.47	212,612,143	31.10
The Bank of New York ADR Department (equivalent in shares) (*) (**)	103,823,655	15.19	125,278,967	18.33
Other	518,164	0.08	2,094,474	0.31

	683,509,869	100.00	683,509,869	100.00

(*)	each ADR corresponds to 1 share.

       (**) custodians

(c)            Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law. The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2019	2018	2017
Profit for the year	3,367,517	2,835,068	2,519,310
(-) Legal reserve - 5%	168,376	141,755	125,965

	3,199,141	2,693,313	2,393,345

Minimum mandatory dividend – 25%	799,785	673,328	598,336
Dividend per share and per ADS	1.17012	0.9851	0.87539

On April 29, 2019, the Shareholders’ General Meeting approved the distribution of dividends as interest on capital amounting to R$ 118,859, for the 2018 fiscal year. Therefore, the amount of R$ 60,331 related to the surplus minimum mandatory dividends of 25%, set forth in the Bylaws, recorded in the 2018 equity under “Additional proposed dividends” was transferred to current liabilities. These amounts started being paid in June 2019.

The Company proposed dividends as interest on capital ad referendum of the Annual Shareholders’ Meeting of 2020, in the amount of R$ 799,785 (R$ 673,328 in 2018) and additional proposed dividends in the amount of R$ 141,203 (R$ 118,859 in 2018), totaling R$ 940,988 (R$ 792,187 in 2018), corresponding to R$ 1.3767 per common share (R$ 1.1590 in 2018), to be resolved on the Shareholders’ Meeting to be held on April 28, 2020. The amount exceeding the minimum mandatory dividend due in the year of R$ 141,203 (R$ 118,859 in 2018) was reclassified into equity to the “Additional proposed dividends” account, this amount includes the withholding income tax of R$60,230 (R$58,258 in 2018).

Pursuant to CVM Resolution 207/1996, the Company imputed interest on capital to the minimum dividend by its net value of withholding income tax. The amount of R$ 60,230 (R$ 58,258 in 2018) referring to the withholding income tax was recognized in current liabilities, in order to comply with tax liabilities related to the credit of interest on capital.

The interest on capital balance payable as of December 31, 2019, totaling R$ 800,352 (R$ 673,765 in 2018), refers to the amount of R$ 799,785 (R$ 673,328 in 2018) declared in 2019, net of withholding income tax and R$ 567 declared in previous years (R$ 437 in 2018).

(d)            Legal reserve

Earnings reserve - legal reserve is a requirement for all Brazilian corporations and represents an allocation of retained earnings of 5% of annual net income determined based on Brazilian law, up to 20% of capital. However, we are not required to make any allocations to our legal reserve in a year in which the legal reserve, when added to our other established capital and earnings reserves, exceeds 30% of our capital stock. The amounts allocated to such reserve may only be used to increase our capital stock or to offset losses and are not available for the payment of dividends.

(e)            Investments reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2019 and 2018, the balance of investment reserve totaled R$6,098,575 and R$3,840,422, respectively.

Pursuant to paragraph four of article 28 of the by-laws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of profit for the year, after deducting the legal reserve and minimum mandatory dividends, be allocated to an investment reserve that will comply with the following criteria:

I-	its balance, jointly with the balance of the other earnings reserves, except for reserves for contingencies and realizable profits, may not exceed the capital stock;
II-	the reserve is intended to guarantee the investment plan and its balance may be used:

a) to absorb losses, whenever necessary;

b)       to distribute dividends, at any moment;

c)       in share redemption, reimbursement or purchase transactions authorized by law;

d)       in incorporation to the capital stock.

(f)       Allocation of profit for the year

		2019	2018	2017
Profit
(+)	Profit for the year	3,367,517	2,835,068	2,519,310
(-)	Legal reserve – 5%	168,376	141,755	125,965
(-)	Minimum mandatory dividends	799,785	673,328	598,336
(-)	Additional proposed dividends	141,203	118,859	105,543
Investment reserve recorded		2,258,153	1,901,126	1,689,466

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$2,258,153 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(g)       Retained earnings

Retained earnings (accumulated losses): the statutory balance of this account is zero as all retained earnings must be distributed or allocated to an earnings reserve.

(h)        Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of income tax and social contribution effects. See Note 20 (b), the breakdown of amounts recorded in 2019 and 2018.

	G1 plan	G0 plan	Total

Balance as of December 31, 2018	70,716	(619,811)	(549,095)
Actuarial gains/(losses) for the year (Note 20 (b))	34,538	(397,597)	(363,059)
Balance as of December 31, 2019	105,254	(1,017,408)	(912,154)